Document and Entity Information	0 Months Ended
Jul. 11, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 11, 2013
Registrant Name	DREYFUS MANAGER FUNDS I
Central Index Key	0001247088
Amendment Flag	false
Document Creation Date	Jul. 11, 2013
Document Effective Date	Jul. 15, 2013
Prospectus Date	Jul. 15, 2013
Dreyfus Research Long/Short Equity Fund | Class A
Risk/Return:
Trading Symbol	DLSAX
Dreyfus Research Long/Short Equity Fund | Class C
Risk/Return:
Trading Symbol	DLSCX
Dreyfus Research Long/Short Equity Fund | Class I
Risk/Return:
Trading Symbol	DLSYX
Dreyfus Research Long/Short Equity Fund | Class Y
Risk/Return:
Trading Symbol	DLYYX